Earnings / (Loss) per Common Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Earnings / (Loss) per Common Share

	2014	2015	2016
Net (loss) / income available to common stockholders	($19,243)	$3,505	($5,813)

Weighted average number of common shares, basic	18,244,671	18,244,671	18,277,893

Dilutive effect of stock granted under the EIP	-	33,222	-

Weighted average number of common shares, diluted	18,244,671	18,277,893	18,277,893

(Loss) / earnings per common share, basic and diluted	($1.05)	$0.19	($0.32)